Other payables and accrued liabilities	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 8 — Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Salary payables	4,965,078	4,941,141	693,318
Other payables and accrued expenses	4,132,792	6,394,768	897,285
Total other payables and accrued liabilities	9,097,870	11,335,909	1,590,603